Fair Value Measurement (Details) - Schedule of Observable and Unobservable Inputs of the Earnout Liability	Sep. 30, 2024	Sep. 26, 2024
Unobservable [Member] | Stimulated forecast of base monthly revenue [Member]
Schedule of Observable and Unobservable Inputs of the Earnout Liability [Line Items]
Observable and unobservable inputs	7.4	7.4
Unobservable [Member] | Industry revenue growth [Member]
Schedule of Observable and Unobservable Inputs of the Earnout Liability [Line Items]
Observable and unobservable inputs	1.7	1.7
Unobservable [Member] | Revenue volatility [Member]
Schedule of Observable and Unobservable Inputs of the Earnout Liability [Line Items]
Observable and unobservable inputs	30.5	30.5
Unobservable [Member] | Stock volatility [Member]
Schedule of Observable and Unobservable Inputs of the Earnout Liability [Line Items]
Observable and unobservable inputs	103.3	103.2
Observable [Member] | Stock price [Member]
Schedule of Observable and Unobservable Inputs of the Earnout Liability [Line Items]
Observable and unobservable inputs	11.35	11.2
Observable [Member] | Risk-free rate [Member]
Schedule of Observable and Unobservable Inputs of the Earnout Liability [Line Items]
Observable and unobservable inputs	4.18	4.16
Observable [Member] | Term [Member]
Schedule of Observable and Unobservable Inputs of the Earnout Liability [Line Items]
Observable and unobservable inputs	0.75	0.76